01
                                   FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending: ____/____/____   (a)

                  or fiscal year ending:    12 / 31 / 00               (b)

Is this a transition report? (Y/N)  _N____

Is this an amendment to a previous filing? (Y/N)     ___N__

Those items or sub-items with a box "|_|" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.   A.  Registrant Name:  WRL Series Life Corporate Account

     B.  File Number: 811-08833

     C.  Telephone Number: (319) 369-2788


2.   A.  Street:  4333 Edgewood Rd NE

     B.  City:  Cedar Rapids   C. State:  Iowa   D. Zip Code  52499     Zip Ext:

     E.  Foreign Country:                             Foreign Postal Code:


3.   Is this the first filing on this form by Registrant? (Y/N)      Yes
                                                                ----------------


4.   Is this the last filing on this form by Registrant? (Y/N)        No
                                                               -----------------


5.   Is Registrant a small business investment company (SBIC)? (Y/N)     No
                                                                     -----------
     [If answer is "Y" (Yes), complete only items 89 through 110.]


6.   Is Registrant a unit investment trust (UIT)? (Y/N)          Yes
                                                        ------------------------
     [If answer if "Y" (Yes), complete only items 111 through 132.]


7.   A.    Is Registrant a series or multiple portfolio company? (Y/N)
                                                                       ---------
     [If answer is "N" (No), go to item 8.]


     B. How many separate series or portfolios did Registrant have at the end of the period?
                         -------------------

                                                         If filing more than one
                                                            Page 2, "X" box: |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------



C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THE FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. CORNER OF THE SCREENS SUBMITTED IN THE FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.


                                                                  Is this the
Series                                                            last filing
Number     ___________________Series Name______________________ for this series?
------     ---------------------------------------------------- ----------------


  1                                                                   (Y/N)





















(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies)

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:         |_|
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 3, "X" box:  |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------



8.   A.  |_| Adviser Name (If any): ____________________________________________

     B.  |_| Is this an Adviser or a Sub-Adviser? (A or S): _____________

     C.  |_| File Number:  801 - _______________________

     D.  |_| City: _______________ State: ______ Zip Code: _____ Zip Ext.:______

             Foreign Country: _______________ Foreign Postal Code: _____________




8.   A.  |_| Adviser Name (If any): ____________________________________________

     B.  |_| Is this an Adviser or a Sub-Adviser? (A or S): _____________

     C.  |_| File Number:  801 - _______________________

     D.  |_| City: _______________ State: ______ Zip Code: _____ Zip Ext.:______

             Foreign Country: _______________ Foreign Postal Code: _____________




8.   A.  |_| Adviser Name (If any): ____________________________________________

     B.  |_| Is this an Adviser or a Sub-Adviser? (A or S): _____________

     C.  |_| File Number:  801 - _______________________

     D.  |_| City: _______________ State: ______ Zip Code: _____ Zip Ext.:______

             Foreign Country: _______________ Foreign Postal Code: _____________


THE NEXT ITEM NUMBER IS 10.

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:         |_|
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 4, "X" box:  |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------



           ADMINISTRATOR

10. A.  |_|  Administrator Name (If any): ______________________________________

    B.  |_|  File Number (If any): _______________________

    C.  |_|  City: _______________ State: ______ Zip Code: _____ Zip Ext.:______

             Foreign Country: _______________ Foreign Postal Code: _____________



10. A.  |_|  Administrator Name (If any): ______________________________________

    B.  |_|  File Number (If any): _______________________

    C.  |_|  City: _______________ State: ______ Zip Code: _____ Zip Ext.:______

             Foreign Country: _______________ Foreign Postal Code: _____________



10. A.  |_|  Administrator Name (If any): ______________________________________

    B.  |_|  File Number (If any): _______________________

    C.  |_|  City: _______________ State: ______ Zip Code: _____ Zip Ext.:______

             Foreign Country: _______________ Foreign Postal Code: _____________



10. A.  |_|  Administrator Name (If any): ______________________________________

    B.  |_|  File Number (If any): _______________________

    C.  |_|  City: _______________ State: ______ Zip Code: _____ Zip Ext.:______

             Foreign Country: _______________ Foreign Postal Code: _____________

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:         |_|
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 5, "X" box:  |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------



           PRINCIPAL UNDERWRITER

11. A.  |_|  Underwriter Name (If any): ________________________________________

    B.  |_|  File Number: 8 - _______________________

    C.  |_|  City: _______________ State: ______ Zip Code: _____ Zip Ext.:______

             Foreign Country: _______________ Foreign Postal Code: _____________



11. A.  |_|  Underwriter Name (If any): ________________________________________

    B.  |_|  File Number: 8 - _______________________

    C.  |_|  City: _______________ State: ______ Zip Code: _____ Zip Ext.:______

             Foreign Country: _______________ Foreign Postal Code: _____________



11. A.  |_|  Underwriter Name (If any): ________________________________________

    B.  |_|  File Number: 8 - _______________________

    C.  |_|  City: _______________ State: ______ Zip Code: _____ Zip Ext.:______

             Foreign Country: _______________ Foreign Postal Code: _____________



11. A.  |_|  Underwriter Name (If any): ________________________________________

    B.  |_|  File Number: 8 - _______________________

    C.  |_|  City: _______________ State: ______ Zip Code: _____ Zip Ext.:______

             Foreign Country: _______________ Foreign Postal Code: _____________

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:         |_|
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 6, "X" box:  |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------



           SHAREHOLDER SERVICING AGENT


12. A.  |_|  Agent Name (If any): ______________________________________________

    B.  |_|  File Number (If any): _______________________

    C.  |_|  City: _______________ State: ______ Zip Code: _____ Zip Ext.:______



12. A.  |_|  Agent Name (If any): ______________________________________________

    B.  |_|  File Number (If any): _______________________

    C.  |_|  City: _______________ State: ______ Zip Code: _____ Zip Ext.:______



12. A.  |_|  Agent Name (If any): ______________________________________________

    B.  |_|  File Number (If any): _______________________

    C.  |_|  City: _______________ State: ______ Zip Code: _____ Zip Ext.:______



12. A.  |_|  Agent Name (If any): ______________________________________________

    B.  |_|  File Number (If any): _______________________

    C.  |_|  City: _______________ State: ______ Zip Code: _____ Zip Ext.:______

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:         |_|
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 7, "X" box:  |_|


For period ending
                  --------------------------

File number 811-
                ----------------------------



           INDEPENDENT PUBLIC ACCOUNTANT


13. A.  |_|  Accountant Name (If any): _________________________________________

    B.  |_|  City: _______________ State: ______ Zip Code: _____ Zip Ext.:______

    C.       Foreign Country: _______________ Foreign Postal Code: _____________



13. A.  |_|  Accountant Name (If any): _________________________________________

    B.  |_|  City: _______________ State: ______ Zip Code: _____ Zip Ext.:______

    C.       Foreign Country: _______________ Foreign Postal Code: _____________



13. A.  |_|  Accountant Name (If any): _________________________________________

    B.  |_|  City: _______________ State: ______ Zip Code: _____ Zip Ext.:______

    C.       Foreign Country: _______________ Foreign Postal Code: _____________



13. A.  |_|  Accountant Name (If any): _________________________________________

    B.  |_|  City: _______________ State: ______ Zip Code: _____ Zip Ext.:______

    C.       Foreign Country: _______________ Foreign Postal Code: _____________

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:         |_|
                                                           Series No.:__________
                                                         If filing more than one
                                                         Page 8, "X" box:    |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------



           AFFILIATED BROKER/DEALER


14. A.  |_|  Broker/Dealer Name (If any): ______________________________________

    B.  |_|  File Number:  8 - _______________________



14. A.  |_|  Broker/Dealer Name (If any): ______________________________________

    B.  |_|  File Number:  8 - _______________________



14. A.  |_|  Broker/Dealer Name (If any): ______________________________________

    B.  |_|  File Number:  8 - _______________________



14. A.  |_|  Broker/Dealer Name (If any): ______________________________________

    B.  |_|  File Number:  8 - _______________________



14. A.  |_|  Broker/Dealer Name (If any): ______________________________________

    B.  |_|  File Number:  8 - _______________________

                                                        Series Information Block
                                                       This page being filed for
                                                          All Series:        |_|
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 9, "X" box:  |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------


           CUSTODIAN/SUB-CUSTODIAN

15. A.  |_|  Custodian/Sub-custodian Name:______________________________________

    B.  |_|  Is this a Custodian or Sub-custodian? (C or S): ______________

    C.  |_|  City: _______________ State: ______ Zip Code: _____ Zip Ext. ______

    D.  |_|  Foreign Country: _______________ Foreign Postal Code: _____________

    E.  |_|  Mark one of the following with an "X":


                                                      TYPE OF CUSTODY

                  Member Nat'l                              Foreign        Insurance Co.
   Bank             Sec. Exchg.                Self       Custodian            Sponsor
Sec. 17(f)(1)        Rule 17f-1             Rule 17f-2    Rule 17f-5       Rule 26a-2            Other
-------------     -----------------         ----------    ----------       --------------        ---------

THE NEXT ITEM NUMBER IS 18

SCREEN NUMBER:  09
--------------------------------------------------------------------------------

18. |_| Does Registrant's/Series' custodian(s) maintain some or all of Registrant's/Series' securities in a central depository or book-entry
        system pursuant to Rule 17f-4?   (Y/N)_________________________  _______
                                                                         Y/N

19. Family of investment companies information:

    A.  |_| Is Registrant part of a family of investment companies?
                                         (Y/N)_________________________  _______
                                                                         Y/N

    B. |_| If "Y" (Yes), state the number of registered management investment companies in the family: ___
            (NOTE: Count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number)

    C.  |_| Identify the family using 10 letters: - - - - - - - - - -
            (NOTE: In filing this form, use this identification consistently for all investment companies in the family including any unit investment trusts. This designation is for purposes of this form only.)

                                                         If filing more than one
                                                          Page 10, "X" box:  |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------


     PORTFOLIO TRANSACTIONS

20.  Brokerage commissions paid on portfolio transactions of Registrant:

     List the 10 brokers which received the largest amount of brokerage commissions (excluding dealer concessions in underwritings) by virtue of direct or indirect participation in Registrant's portfolio transactions, set forth in order of size of gross commissions during the current reporting period:


                                                           Gross Commissions
         Name of Broker                 IRS Number     Received from Registrant*
--------------------------------        ----------     -------------------------

                                                            ($000's omitted)


























--------------------------------------------------------------------------------

21.  Aggregate brokerage commissions paid by Registrant
     during current reporting period ($000's omitted):     $___________________*

     *Value must be numeric, using no decimals.

                                                         If filing more than one
                                                          Page 11, "X" box:  |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------



22.  Registrant's portfolio transactions with entities acting as principals:

     List the 10 entities acting as principals with whom Registrant did the largest amount of portfolio transactions (including all short-term obligations, and U.S. Gov't & tax-free securities) in both the secondary market & in underwritten offerings set forth in order of size based upon total value of principal transactions during the current reporting period:
     (FOR SERIES COMPANIES, ITEMS 22 & 23 MUST BE ANSWERED IN TOTAL FOR ALL SERIES)


                                                              Registrant sales
                                           Registrant         (excl. maturing
     Name of Entity     IRS Number         Purchases*           securities)*
----------------------- ----------     ------------------    -------------------

                                       ($000's omitted)





















--------------------------------------------------------------------------------

23. Aggregate principal purchase/sale transactions of Registrant during current reporting period ($000's omitted):

                                            $-------------------  $-------------
                                            Total Purchases       Total Sales*

     *Value must be numeric, using no decimals.

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:         |_|
                                                           Series No.:__________
                                                         If filing more than one
                                                          Page 12, "X" box:  |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------


24. |_| At the end of the current period, did the Registrant/Series hold any securities of its regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y/N) _____________________



    [If answer is "N" (No), go to item 26.]

SCREEN NUMBER:  13


--------------------------------------------------------------------------------

25.|_| List below the information requested about Registrant's/Series' holdings of the securities of its regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:


                                                 Type of        Value of any
                                                 Security       Securities owned
       Name of Regular Broker                    Owned          At end of
                 Or                   IRS        D = debt       Current period
      Dealer of Parent (Issuer)     Number       E = equity     ($000's omitted)

-------------------------------- ------------ --------------- ------------------

                                                        Series Information Block
                                                       This page being filed for
                                                        All Series:          |_|
                                                           Series No.:__________
                                                         If filing more than one
                                                          Page 13, "X" box:  |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------



26.  |_|   Consideration which affected the participation of brokers
           or dealers or other entities in commissions or other compensation paid on portfolio transactions of Registrant:

           (FOR SERIES COMPANIES THIS ITEM IS TO BE ANSWERED IN TOTAL FOR ALL SERIES)


           Answer each of the following with "Y" or "N".

                                                                                                   Y/N

           A.     Sales of registrant's/Series' shares ________________________________________  _______

           B.     Receipt of investment research and statistical information __________________  _______

           C.     Receipt of quotations for portfolio valuations ______________________________  _______

           D.     Ability to execute portfolio transactions to obtain
                  best price and execution_____________________________________________________  _______

           E.     Receipt of telephone line and wire services _________________________________  _______

           F.     Broker or dealer which is an affiliated person ______________________________  _______

           G.     Arrangement to return or credit part of all of
                  commissions or profits thereon: _____________________________________________  _______

                  (i)      To investment adviser, principal underwriter, or
                           an affiliated person of either _____________________________________  _______

                  (ii)     To Registrant ______________________________________________________

           H.     Other _______________________________________________________________________  _______

SCREEN NUMBER:  15

27. |_| Is Registrant/Series an open-end investment company? (Y/N) ____________________________  _______


[If answer is "N" (No), go to item 45.]

                                                        Series Information Block
                                                       This page being filed for
                                                          All Series:        |_|
                                                           Series No.:__________
                                                         If filing more than one
                                                          Page 14, "X" box:  |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------



28.  Monthly sales and repurchases of Registrant's/Series' shares:


                                Total NAV            Total NAV                                Total NAV
                                of Shares            of Shares           Total NAV            of Shares
                                Sold:                Sold:  Reinv.       of Shares            Redeemed and
                                New Sales (Incl.     Of Dividends &      Sold:                Repurchased
Month of                        Exchanges)           Distributions       Other                (Incl. Exchanges)
Current Period                  (000's omitted)      (000's omitted)     (000's omitted)      (000's omitted)
--------------                  --------------       ---------------     ---------------      ---------------

A. First Month of Period        $______________      $____________       $____________        $______________

B. Second Month of Period       $______________      $____________       $____________        $______________

C. Third Month of Period        $______________      $____________       $____________        $______________

D. Fourth Month of Period       $______________      $____________       $____________        $______________

E. Fifth Month of Period        $______________      $____________       $____________        $______________

F. Sixth Month of Period        $______________      $____________       $____________        $______________

G.          Total               $______________      $_____________      $______________      $______________
                                -==============       =============       ==============       ==============

H. Total NAV of Registrant's/Series' share sales during the
     Period subject to a sales load ($000's omitted)                                          $______________


                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:         |_|
                                                           Series No.:__________
                                                         If filing more than one
                                                          Page 15, "X" box:  |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------



29.   |_|   Was a front-end sales load deducted from any share sales during the reporting period? (Y/N) _______________________________  _______
                                                                         Y/N
            [If answer is "N" (No), go to item 34.]

30.    A.   Total front-end sales loads collected from sales (including exchanges) by principal underwriter or by any underwriter which is an affiliated person of the principal underwriter, of Registrant's/
            Series' shares during the current period ($000's omitted)__  $______

       B. What is the maximum sales load rate in effect at the end of the period as a percentage Of the offering price? _____________ _____%*

       C. What is the minimum sales load rate in effect at the end of the period as a percentage Of the offering price? _____________ _____%*

            *Percentages must have format nn.nn (where n - integer).

SCREEN NUMBER:  18
--------------------------------------------------------------------------------

31.    A.       Net amount retained by Registrant's/Series' principal
                underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period ($000's omitted) ______________________________________________ $______

       B. Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter Which is an affiliated person of the principal underwriter thereof to persons or entities selling Registrant's/Series' shares exceeded that reported in
                Item 30 ($000's omitted)_______________________________  $______

32. Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end sales load during current period ($000's omitted)______________ $______

33. Amount paid to a captive retail sales force of Registrant's/Series principal underwriter or of any underwriter or dealer which is an affiliated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period ($000's omitted)_______________________________________________ $______

                                                        Series Information Block
                                                       This page being filed for
                                                          All Series:        |_|
                                                           Series No.:__________
                                                         If filing more than one
                                                          Page 16, "X" box:  |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------


34.     |_|       Did Registrant/Series impose a deferred or contingent
                  deferred sales load during the reporting period?
                  (Y/N) _______________________________________________  _______
                                                                         Y/N

        [If answer is "N" (No), go to item 37.]

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of Registrant/Series shares ($000's omitted) ______________________________________ $______

36.      A. |_|   Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales load? _________  _______
                                                                         Y/N

         B. If answer to sub-item 36A is "N" (No), state the net amount Registrant/Series retained from deferred or contingent deferred sales loads ($000's omitted) _______________ $______


SCREEN NUMBER:  20
--------------------------------------------------------------------------------

37.    |_|        Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period?
                  (Y/N) _______________________________________________  _______
                                                                         Y/N
       [If answer is "N" (No), go to item 39.]

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period
         ($000's omitted) _____________________________________________  $______

39.      |_|      Were any account maintenance fees or other administrative
                  fees imposed directly on shareholders during the current period? (Y/N) _______________________________________ _______
                                                                         Y/N

40.      |_|      During the period, did the Registrant/Series have a plan
                  of distribution adopted pursuant to Rule 12b-1?
                  (Y/N) _______________________________________________  _______
                                                                         Y/N
         [If answer is "N" (No), go to item 45.]

41.      |_|      During the period, did Registrant/Series use its assets
                  directly to make payments under the 12b-1 plan?
                  (Y/N) _______________________________________________  _______
                                                                         Y/N

         [If answer is "N" (No), go to item 44.]

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:         |_|
                                                           Series No.:__________
                                                         If filing more than one
                                                          Page 17, "X" box:  |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------



42. For the current period, indicate the percentage of total dollars paid directly by the Registrant/Series under the 12b-1 plan for each of the following:


     NOTE: Round to the nearest whole percent.

     A.    Advertising _________________________________________________________                   __________%

     B.    Printing and mailing of prospectuses to other than current shareholders __________      __________%

     C.    Payments to underwriters _______________________________________________                __________%

     D.    Payments to broker or dealers ____________________________________________              __________%

     E.    Direct payments to sales personnel ________________________________________             __________%

     F.    Payments to banks and savings and loans ___________________________________             __________%

     G.    Other uses, incl. Payments to the investment adviser separate from the advisory fee  _  __________%

     H.    Unallocated payments made for a combination of such services _________________          __________%

43.  Total amount paid directly by Registrant/Series pursuant to its 12b-1 plan ($000's omitted) _ __________%

44.  If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments to
     Registrant's/Series' 12b-1 plan, state the total amount of such payments ($000's omitted) _  $__________

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:         |_|
                                                           Series No.:__________
                                                         If filing more than one
                                                          Page 18, "X" box:  |_|
For period ending
                  --------------------------

File number 811-
                ----------------------------



           CONTRACTS

45. |_| Did Registrant/Series have an advisory contract during the period? (Y/N) ____________________________________________________________ _______
                                                                         Y/N
     [If answer is "N" (No), go to item 55.]

46. |_| Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (Y/N)________________________ _______
                                                                         Y/N
     [If answer is "Y" (Yes), answer items 47-52 in the aggregate for all such investment advisers.]

47. |_| Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y/N) ________________________________________________ _______
                                                                         Y/N

48. |_| If answer to 47 is "Y" (Yes), fill in the table or the single fee rate based on the advisory contract: SINGLE FEE RATE __________________ ____%*

                                       ASSET VALUE
                    STEP:           ($000's omitted)          ANNUAL FEE RATE*
-----------------------------
----------------------------- ---------------------------- ---------------------
A.  first --                            $________                 ________%

B.  of next --                          $________                 ________%

C.  of next --                          $________                 ________%

D.  of next --                          $________                 ________%

E.  of next --                          $________                 ________%

F.  of next --                          $________                 ________%

G.  of next --                          $________                 ________%

H.  of next --                          $________                 ________%

I.  of next --                          $________                 ________%

J.  of next --                          $________                 ________%

K. maximum --                           $________                 ________%


-----------------------------
*Fields must be of the format n.nnn (where n = integer).

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:         |_|
                                                           Series No.:__________
                                                         If filing more than one
                                                          Page 47, "X" box:  |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------


           ADVISORY FEE

49.  |_|   Was Registrant's/Series' advisory fee during the period based solely on a percentage of its income? (Y/N)
           ____________________________________________________________  _______
                                                                         Y/N

50.  |_|   Was Registrant's/Series' advisory fee during the period based on some combined percentage of its income and assets? (Y/N)
           ____________________________________________________________  _______
                                                                         Y/N

51.  |_|   Was Registrant's/Series' advisory fee during the period based in whole or in part on its investment performance? (Y/N)
           ____________________________________________________________  _______
                                                                         Y/N

52.  |_|   Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of other registrants? (Y/N) _________________________________________ _______
                                                                         Y/N

53.  A.    |_|   Were the expenses of the Registrant/Series limited or reduced at any time during the period by some agreement or understanding other than by blue sky laws? (Y/N) _________________________ _______
                                                                         Y/N

     If 53A is "Y" (Yes), was limitation that applied during current period based upon:

                                                  B.      |_|  Assets?   _______
                                                                         Y/N

                                                  C.      |_|  Income?   _______
                                                                         Y/N

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:         |_|
                                                           Series No.:__________
                                                         If filing more than one
                                                          Page 20, "X" box:  |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------



54. |_| Indicate below whether services were supplied or paid for wholly or in substantial part by investment adviser(s) or administrator(s) in connection with the advisory or administrative contract(s) but for which the adviser(s) or administrator(s) are not reimbursed by the Registrant:


                                                                                                            Y/N

           A.     Occupancy and office rental ______________________________________________________      _______

           B.     Clerical and bookkeeping services ________________________________________________      _______

           C.     Accounting services ______________________________________________________________

           D.     Services of independent auditors _________________________________________________      _______

           E.     Services of outside counsel ______________________________________________________      _______

           F.     Registration and filing fees _____________________________________________________      _______

           G.     Stationery, supplies and printing ________________________________________________      _______

           H.     Salaries & compensation of Registrant's interested directors _____________________      _______

           I.     Salaries & compensation of Registrant's disinterested directors __________________      _______

           J.     Salaries & compensation of Registrant's officers who are not directors ___________      _______

           K.     Reports to current shareholders __________________________________________________      _______

           L.     Determination of offering and redemption prices __________________________________      _______

           M.     Trading department _______________________________________________________________      _______

           N.     Prospectus preparation and printing for current shareholders _____________________      _______

           O.     Other ____________________________________________________________________________      _______


                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:         |_|
                                                           Series No.:__________
                                                         If filing more than one
                                                          Page 21, "X" box:  |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------


55. Did Registrant/Series have any of the following outstanding at any time during the current period which exceeded 1% of aggregate net assets?
                                                                         _______
                                                                         Y/N

     A.    |_| Overdrafts _____________________________________________  _______

     B.    |_| Bank loans _____________________________________________  _______

56. |_|    During the period, did the Registrant's/Series' investment adviser(s) have advisory clients other than investment companies
           ____________________________________________________________  _______

57. |_|    Did the Registrant/Series adjust the number of its shares
           outstanding by means of a stock split or stock dividend?
           ____________________________________________________________  _______

SCREEN NUMBER 26
--------------------------------------------------------------------------------

           CLASSIFICATION

58. |_|   A.   Is Registrant/Series a separate account of an insurance company?
               (Y/N) __________________________________________________  _______
                                                                         Y/N
     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

     B.    |_| Variable annuity contracts?  (Y/N) ____________________   _______

     C.    |_| Scheduled premium variable life contracts?  (Y/N) ______  _______

     D.    |_| Flexible premium variable life contracts?  (Y/N) _______  _______

     E. |_| Other types of insurance products registered under the Securities Act of 1933? (Y/N) ________________________________________ _______

59.  |_|   Is Registrant/Series a management investment company? (Y/N)_  _______
                                                                         Y/N

60.  |_|   A.     Was Registrant/Series a diversified investment company at any time during the period?  (Y/N) ______________________  _______
                                                                         Y/N

     B.    |_|    Is Registrant/Series a diversified investment company as of the end of the reporting period?  ___________________  _______
                                                                         Y/N

61.  |_|   What is the lowest minimum initial investment required by
           Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser, principal underwriter or other affiliated entity?
           ____________________________________________________________  $______

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:         |_|
                                                           Series No.:__________
                                                         If filing more than one
                                                          Page 22, "X" box:  |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------

62.  A.    Does Registrants/Series invest primarily in debt securities, including convertible debt securities, options and futures on debt securities or indices of debt securities? (Y/N) ___________ _______
                                                                         Y/N
     [If answer is "N" (No), go to item 66.]

     If answer is "Y" (Yes), state the percentage of net assets in each type at the end of the current period:

     Short-Term Maturities*

     B.    U.S. Treasury% ____________________________________________    _____%

     C.    U.S. Government Agency ____________________________________    _____%

     D.    Repurchase agreements _____________________________________    _____%

     E.    State and municipal tax-free ______________________________    _____%

     F.    Bank Certificates of deposit -- domestic __________________    _____%

     G.    Bank Certificates of deposit -- foreign ___________________    _____%

     H.    Bankers acceptances _______________________________________    _____%

     I.    Commercial paper taxable __________________________________    _____%

     J.    Time deposits _____________________________________________    _____%

     K.    Options ___________________________________________________    _____%

     L.    All other _________________________________________________    _____%

     Intermediate & Long-Term Maturities*

     M.    U.S. Treasury _____________________________________________    _____%

     N.    U. S. Government Agency ___________________________________    _____%

     O.    State and Municipal tax-free ______________________________    _____%

     P.    Corporate _________________________________________________    _____%

     Q.    All other _________________________________________________    _____%

     R.    Investments other than debt securities ____________________    _____%

*Percentages must be in the form nnn.n (where n = integer).

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:         |_|
                                                           Series No.:__________
                                                         If filing more than one
                                                          Page 23, "X" box:  |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------



63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr., in years to
     one decimal place:                                        A. _______ days

                                                               B. _______ years*

64.  A.    |_|    Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y/N) ________________ _______
                                                                         Y/N
                  [If answer is "N" (No), go to item 66.]

     B.    |_|    Is the insurer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) ___________________ _______
                                                                         Y/N
                  [If answer is "N" (No), go to item 66.]

65.  |_|   In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y/N) _________________________________________ _______
                                                                         Y/N


*Must be of the format nn.n (where n = integer).

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:         |_|
                                                           Series No.:__________
                                                         If filing more than one
                                                          Page 24, "X" box:  |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------



66.  A.    Is the Registrant/Series a fund that usually invests in equity securities, options and futures on equity securities, indices of equity securities or securities convertible into equity securities? (Y/N) ______________________________________________________ _______
                                                                         Y/N

     [If answer is "N" (No), go to item 67, Otherwise, place a "Y" on the line below which best describes its primary investment objective (place an "N on other lines):]
                                                                           Y/N

     B.    |_| Aggressive capital appreciation ________________________  _______

     C.    |_| Capital appreciation ___________________________________  _______

     D.    |_| Growth _________________________________________________  _______

     E.    |_| Growth and income ______________________________________  _______

     F.    |_| Income _________________________________________________  _______

     G.    |_| Total return ___________________________________________  _______

67.  |_| Is the Registrant/Series a balanced fund?  (Y/N) _____________  _______
                                                                         Y/N

68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:

     A.    |_|    The securities of issuers engaged primarily in the pro
duction
                  or distribution of precious metals?  (Y/N) __________  _______
                                                                         Y/N

     B.    |_|    The securities of issuers located primarily in countries other than the United States'?  (Y/N) _____________________  _______
                                                                         Y/N

69.  |_| Is the Registrant/Series an index fund?  (Y/N) _______________  _______
                                                                         Y/N

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:         |_|
                                                           Series No.:__________
                                                         If filing more than one
                                                          Page 25, "X" box:  |_|
For period ending
                  --------------------------

File number 811-
                ----------------------------


70.  |_| Investment practices.

     Answer "Y" (Yes) or "N" (No) to the following:

                                                                                          If permitted by
                                                                   Permitted                Investment
                                                                       By                policies, engaged
                                                                   Investment              in during the
Activity                                                           Policies?             reporting period?
                                                                   ---------             -----------------
                                                                      Y/N                       Y/N
A.  Writing or investing in repurchase agreements _____________    __________               __________

B.  Writing or investing in options on equities _______________    __________               __________

C.  Writing or investing in options on debt securities ________    __________               __________

D.  Writing or investing in options on stock indices __________    __________               __________

E.  Writing or investing in interest rate futures _____________    __________               __________

F.  Writing or investing in stock index futures _______________    __________               __________

G.  Writing or investing in options on futures ________________    __________               __________

H.  Writing or investing in options on stock index futures ____    __________               __________

I.  Writing or investing in other commodity futures ___________    __________               __________

J.  Investments in restricted securities ______________________    __________               __________

K.  Investments in shares of other investment companies _______    __________               __________

L.  Investments in securities of foreign issuers ______________    __________               __________

M.  Currency exchange transactions ____________________________    __________               __________

N.  Loaning portfolio securities ______________________________    __________               __________

O.  Borrowing of money ________________________________________    __________               __________

P.  Purchases/sales by certain exempted affiliated persons ____    __________               __________

Q.  Margin purchases __________________________________________    __________               __________

R.  Short selling _____________________________________________    __________               __________

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:         |_|
                                                           Series No.:__________
                                                         If filing more than one
                                                          Page 26, "X" box:  |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------


71.  Portfolio turnover rate for the current reporting period:

     A.    Purchases ($000's omitted) _________________________________________________ $______

     B.    Sales [including all maturities] ($000's omitted) __________________________ $______

     C.    Monthly average value of portfolio ($000's omitted) ________________________ $______

     D.    Percent turnover (Use the lesser of 71A or 71B divided by 71C) _____________   _____%

NOTE:  71D should be a whole number; round if necessary.


           FINANCIAL INFORMATION

72.  A.    How many months do the answers to items 72 and 73 cover? _____________    _____ Months

                                                                   For period covered by this form
                                                                            ($000's omitted)
                                                                            ----------------
           INCOME

     B.    Net interest income ________________________________________________________ $______

     C.    Net dividend income ________________________________________________________ $______

     D.    Account maintenance fees ___________________________________________________ $______

     E.    Net other income ___________________________________________________________ $______

           EXPENSES

     F.    Gross advisory fees ________________________________________________________ $______

     G.    Gross administrator(s) fees ________________________________________________ $______

     H.    Salaries and other compensation (negative answer allowed) __________________ $______

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:         |_|
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 27, "X" box: |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------



           FINANCIAL INFORMATION (Cont.)                                   For period covered by this form
                                                                                        ($000's omitted)
                                                                                         ---------------
           Expenses (negative answers allowed)
     I.    Shareholder servicing agent fees _________________________________________   $______

     J.    Custodian fees ___________________________________________________________   $______

     K.    Postage __________________________________________________________________   $______

     L.    Printing expenses ________________________________________________________   $______

     M.    Director's fees __________________________________________________________   $______

     N.    Registration fees ________________________________________________________   $______

     O.    Taxes ____________________________________________________________________   $______

     P.    Interest _________________________________________________________________   $______

     Q.    Bookkeeping fees paid to anyone performing this service __________________   $______

     R.    Auditing fees ____________________________________________________________   $______

     S.    Legal fees _______________________________________________________________   $______

     T.    Marketing/distribution payments including payments pursuant to a
           Rule 12b-1 plan __________________________________________________________   $______

     U.    Amortization of organization expenses ____________________________________   $______

     V.    Shareholder meeting expenses _____________________________________________   $______

     W.    Other expenses ___________________________________________________________   $______

     X.    Total expenses ___________________________________________________________   $______

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:         |_|
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 28, "X" box: |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------



           FINANCIAL INFORMATION (Cont.)                                   For period covered by this form
                                                                                   ($000's omitted)
                                                                                    --------------
EXPENSES (Negative answers are allowed on this screen for 72Z only)

     Y.    Expense reimbursements _________________________________________________________________    $______

     Z.    Net investment income __________________________________________________________________    $_____*

     AA.   Realized capital gains _________________________________________________________________    $______

     BB.   Realized capital losses ________________________________________________________________    $______

     CC.   1.     Net unrealized appreciation during the period ___________________________________    $______

           2.     Net unrealized depreciation during the period ___________________________________    $______

     DD.   1.     Total income dividends for which record date passed during the period ___________    $______

           2.     Dividends for a second class of open-end company shares _________________________    $______

     EE.   Total capital gains distributions for which record date passed during the period _______    $______

73.  Payments per share outstanding during the entire current period:

     A.    1.     Dividends from net investment income ____________________________________________    $____**

           2.     Dividends for a second class of open-end company shares _________________________    $____**

NOTE:  Show in fractions of a cent if so declared.

     B.    Distributions of capital gains _________________________________________________________    $____**

     C.    Other distributions ____________________________________________________________________    $______

*Negative answer permitted in this field.

**Items 73A and 73B should be of the form nnn.nnnn (where n = integer).

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:         |_|
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 29, "X" box: |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------



                                              As of the end of current reporting
                                                period ($000's omitted except
74.  Condensed balance sheet data                  for per share amounts)
                                              ----------------------------------

     A.    Cash _______________________________________________________________________   $______

     B.    Repurchase agreements ______________________________________________________   $______

     C.    Short-term debt securities other than repurchase agreements ________________   $______

     D.    Long-term debt securities including convertible debt _______________________   $______

     E.    Preferred, convertible preferred and adjustable rate preferred stock _______   $______

     F.    Common stock _______________________________________________________________   $______

     G.    Options on equities ________________________________________________________   $______

     H.    Options on all futures _____________________________________________________   $______

     I.    Other investments __________________________________________________________   $______

     J.    Receivables from portfolio instruments sold ________________________________   $______

     K.    Receivables from affiliated persons ________________________________________   $______

     L.    Other receivables __________________________________________________________   $______

     M.    All other assets ___________________________________________________________   $______

     N.    Total assets _______________________________________________________________   $______


                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:         |_|
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 30, "X" box: |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------


                                              As of the end of current reporting
                                                 period ($000's omitted except
Condensed balance sheet data (Cont.)           for per share amounts and number
                                                        of accounts)
                                              ----------------------------------


     O.    Payables for portfolio instruments purchased ___________________________________________   $______

     P.    Amounts owed to affiliated persons _____________________________________________________   $______

     Q.    Senior long-term debt __________________________________________________________________   $______

     R.    Other liabilities ______________________________________________________________________   $______

           1.     Reverse repurchase agreements ___________________________________________________   $______

           2.     Short sales _____________________________________________________________________   $______

           3.     Written options _________________________________________________________________   $______

           4.     All other liabilities ___________________________________________________________   $______

     S.    Senior equity __________________________________________________________________________   $______

     T.    Net assets of common shareholders ______________________________________________________   $______

     U.    1.     Number of shares outstanding ____________________________________________________   $______

           2.     Number of shares outstanding of a second class of open-end company shares _______   $______

     V.    1.     Net asset value per share (to nearest cent) _____________________________________   $_____*

           2.     Net asset value per share of a second class of open-end company shares
                  (to nearest cent) _______________________________________________________________   $_____*

     W.    Mark-to-market net asset value per share for money market funds only
           (to four decimals) _____________________________________________________________________   $____**

     X.    Total number of shareholder accounts ___________________________________________________   $______

     Y.    Total value of assets in segregated accounts ___________________________________________   $______

*Negative answer permitted in this field.
**Value must be of the form nnn.nnnn (where n= integer)

                                                        Series Information Block
                                                       This page being filed for
                                                         All Series:         |_|
                                                           Series No.:__________
                                                         If filing more than one
                                                           Page 31, "X" box: |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------



75. Average net assets during the current reporting period ($000's omitted). Answer only one:

     A.    Daily average (for money market funds) _____________________  $______

     B.    Monthly average (for all other funds) ______________________  $______

76.  Market price per share at end of period (closed-end funds only) __  $_____*

*Price per share should be of the form nnnnn.nn (where n = integer).

                                                         If filing more than one
                                                          Page 32, "X" box:  |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------



77.  A.    Is the Registrant filing any of the following attachments with the current filing of Form N-SAR?
           (ANSWER FOR ALL SERIES AS A GROUP) __________________________ _______
                                                                         Y/N

NOTE:  If answer is "Y" (Yes), mark those items below being filed as an
attachment to this form or incorporated by reference.                    _______
                                                                         Y/N

     B.    Accountant's report on internal control _________________________________________   _______

     C.    Matters submitted to a vote of security holders _________________________________   _______

     D.    Policies with respect to security investments ___________________________________   _______

     E.    Legal proceedings _______________________________________________________________   _______

     F.    Changes in security for debt ____________________________________________________   _______

     G.    Defaults and arrears on senior securities _______________________________________   _______

     H.    Changes in control of Registrant ________________________________________________   _______

     I.    Terms of new or amended securities ______________________________________________   _______

     J.    Revaluation of assets or restatement of capital share account ___________________   _______

     K.    Changes in Registrant's certifying accountant ___________________________________   _______

     L.    Changes in accounting principles and practices __________________________________   _______

     M.    Mergers _________________________________________________________________________   _______

     N.    Actions required to be reported pursuant to Rule 2a-7 ___________________________   _______

     O.    Transactions effected pursuant to Rule 10f-3 ____________________________________   _______

     P.    Information required to be filed pursuant to existing exemptive orders __________   _______

Attachment Information (Cont. on Screen 39)

                                                         If filing more than one
                                                           Page 33, "X" box: |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------



Attachment Information (Cont. from Screen 38)

77.  Q.    1.     Exhibits ____________________________________________  _______
                                                                         Y/N

           2.     Any information called for by instructions to sub-item 77Q2
                  _____________________________________________________  _______
                                                                         Y/N

           3.     Any information called for by instructions to sub-item 77Q3
                  _____________________________________________________  _______
                                                                         Y/N

78.  |_|   Does the Registrant have any wholly-owned investment company subsidiaries whose operating & financial data are consolidated with that of Registrant in this report? (Y/N) __________________ _______
           [If answer is "N" (No), go to item 80]                        Y/N

SCREEN NUMBER 39:

--------------------------------------------------------------------------------

79.  |_|   List the "811" numbers and names of Registrant's wholly-owned investment company subsidiaries consolidated in this report.

811 Number        Subsidiary Name
----------        --------------------------------------------------------------

                                                        Series Information Block
                                                       This page being filed for
                                                          All Series:        |_|
                                                           Series No.:__________
                                                         If filing more than one
                                                          Page 34, "X" box:  |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------



ANNUAL SUPPLEMENT

Screens 40 & 41 are to be filed only once each year at the end of the Registrant's/Series' fiscal year.

80.  Fidelity bond(s) in effect at the end of the period:

     A.    |_| Insurer Name:

     B.    |_| Second Insurer:

     C. |_| Aggregate face amount of coverage for Registrant/Series on all bonds on which it is named as an insured ($000's omitted):
               ________________________________________________________  $______

81.  A.    |_| Is the bond part of a joint fidelity bond(s) shared with other investment companies or other entities?  (Y/N) _________  _______
                                                                         Y/N

     B. |_| If the answer to 81A is "Y" (Yes), how many other investment companies or other entities are covered by the bond?

NOTE:      Count each series as a separate investment company. ________  _______

82.  A.    |_| Does the mandatory coverage of the fidelity bond have a
               deductible?  (Y/N) _____________________________________  _______
                                                                         Y/N

     B.    |_| If the answer to 82A is "Y" (Yes), what is the amount of the
               deductible? ($000's omitted)                               $_____

                                                        Series Information Block
                                                       This page being filed for
                                                          All Series:        |_|
                                                           Series No.:__________
                                                         If filing more than one
                                                          Page 35, "X" box:  |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------



83.  A.    |_|    Were any claims with respect to this Registrant/Series filed under the bond during the period?  (Y/N) ____________  _______
                                                                         Y/N

     B.    |_|    If the answer to 83A is "Y" (Yes), what was the total mount of such claims(s)? ($000's omitted) _____________________ $______

84.  A.    |_|    Were any losses incurred with respect to this Registrant/
                  Series that could have been filed as a claim under the fidelity bond but were not? (Y/N) __________________ _______
                                                                         Y/N

     B.    |_|    If the answer to sub-item 84A is "Y" (Yes), what was the total amount of such losses? ($000's omitted) _____________  $______

85.  A.    |_|    Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series
                  or anyone else?   (Y/N) _____________________________  _______
                                                                         Y/N

     B.    |_|    Were any claims filed under such policy during the period with respect to Registrant/ Series (Y/N) _________________  _______
                                                                         Y/N

                                                         If filing more than one
                                                           Page 36, "X" box: |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------


CLOSED-END INVESTMENT COMPANIES

86.  Sales repurchases and redemptions of Registrant's securities:

                                   Number of Shares or
                                        Principal              Net Consideration
                                     Amount of Debt            Received or Paid
Class                               ($000's omitted)           ($000's omitted)
-----                               ----------------           ----------------
Common Stock:

A. |_| Sales                           __________                 $__________

B. |_| Repurchases                     __________                 $__________

Preferred Stock:

C. |_| Sales                           __________                 $__________

D. |_| Repurchases and redemptions     __________                 $__________

Debt Securities:

E. |_| Sales                           __________                 $__________

F. |_| Repurchases and redemptions     __________                 $__________

SCREEN NUMBER 43:
--------------------------------------------------------------------------------
87. Securities of Registrant registered on a national securities exchange or listed on NASDAQ:

Title of each class of securities           CUSIP or                 Ticker
---------------------------------          NASDAQ No.                Symbol
                                           ---------                 ------
A.  |_| ______________________            ___________                ______

B.  |_| ______________________            ___________                ______

C.  |_| _______________________           ___________                ______

88.  Did Registrant have any of the following outstanding which exceeded 1% of
     aggregate net assets at any time during the period?                   Y/N

     A.    |_| Notes or bonds _____________________________________      _______

     B.    |_| Uncovered options __________________________________      _______

     C.    |_| Margin loans _______________________________________      _______

     D.    |_| Preferred stock ____________________________________      _______

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                                                           Page 37, "X" box: |_|
For period ending
                  --------------------------

File number 811-
                ----------------------------

SMALL BUSINESS INVESTMENT COMPANIES

INVESTMENT ADVISER

89.  A.    |_|  Adviser Name (If any): _________________________________________

     B.    |_|  File Number:  801 - ______________

     C.    |_|  City: ____________ State: ____ Zip Code: ______ Zip Ext. _______

           |_|  Foreign Country: ____________ Foreign Postal Code: _____________

89.  A.    |_|  Adviser Name (If any): _________________________________________

     B.    |_|  File Number:  801 - ______________

     C.    |_|  City: ____________ State: ____ Zip Code: ______ Zip Ext. _______

           |_|  Foreign Country: ____________ Foreign Postal Code: _____________

TRANSFER AGENT

90.  A.    |_|  Transfer Agent Name (If any): __________________________________

     B.    |_|  File Number:  _________ - __________

     C.    |_|  City: ____________ State: ______ Zip Code: _____ Zip Ext. ______

           |_|  Foreign Country: ____________ Foreign Postal Code: _____________

90.  A.    |_|  Transfer Agent Name (If any): __________________________________

     B.    |_|  File Number:  _________ - __________

     C.    |_|  City: ____________ State: ______ Zip Code: _____ Zip Ext. ______

           |_|  Foreign Country: ____________ Foreign Postal Code: _____________

INDEPENDENT PUBLIC ACCOUNTANT

91.  A.    |_|  Accountant Name (If any): ______________________________________

     B.    |_|  City: ____________ State: ______ Zip Code: _____ Zip Ext. ______

     C.    |_|  Foreign Country: ____________ Foreign Postal Code: _____________

90.  A.    |_|  Accountant Name (If any): ______________________________________

     B.    |_|  City: ____________ State: ______ Zip Code: _____ Zip Ext. ______

     C.    |_|  Foreign Country: ____________ Foreign Postal Code: _____________

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                  --------------------------

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                ----------------------------

CUSTODIAN

92.  A.    |_|  Custodian: _____________________________________________________

     B.    |_|  City: ____________ State: ______ Zip Code: _____ Zip Ext. ______

     C.    |_|  Foreign Country: ____________ Foreign Postal Code: _____________

     D.    |_|  Mark one of the following with an "X":


                                                      TYPE OF CUSTODY

                       Member Nat'l                             Foreign              Insurance Co.
       Bank             Sec Exchg.            Self             Custodian                Sponsor
  Sec. 17(f)(1)         Rule 17f-1         Rule 17f-2          Rule 17f-5             Rule 26a-2             Other
  -------------         ----------         ----------          ----------             ----------             -----

NOTE:  If self-custody, give name of safekeeping depository and location of assets in sub-items 92A and 92B.

     E. |_| Does Registrant's custodian maintain some or all of registrant's securities in a central depository or book-entry system pursuant to Rule 17f-4? (Y/N) ____________________________________________________ _______
                                                                         Y/N

93.  |_|   Does Registrant's adviser(s) have advisory clients other than investment companies?(Y/N) _________________________________  _______
                                                                         Y/N

94.  Family of investment companies information:

     A.    |_| Is Registrant part of a family of investment companies?
               (Y/N) __________________________________________________  _______
                                                                         Y/N

     B. |_| If "Y" (Yes) state the number of registered management investment companies in the family:
     --------------------------------------------------------------     --------
               (NOTE: count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number.)

     C.    |_| Identify the family using 10 letters:  ___  ___  ___  ___  ___
               ___  ___  ___  ___  ___
               (NOTE: In filing this form, use this identification consistently for all investment companies in the family including any unit investment trusts. This designation is for purposes of this form only.)

     D. |_| Is Registrant a wholly-owned subsidiary of a business development company ("BDC")? (Y/N) _________________________________ _______
                                                                         Y/N

     E.    |_| If "Y" (Yes), identify the BDC as follows:

                  BDC name:

                  File number:  2- or 33-

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                                                           Page 39, "X" box: |_|

For period ending
                  --------------------------

File number 811-
                ----------------------------


95. Sales, repurchases, and redemptions of Registrant's securities during the period:

                                     Number of Shares or
                                          Principal           Net Consideration
                                       Amount of Debt         Received or Paid
Class of Security                     ($000's omitted)        ($000's omitted)
-----------------                     ----------------        ----------------
Common Stock:

A. |_|  Sales                           __________              $__________

B. |_|  Repurchases                     __________              $__________

Preferred Stock:

C. |_|  Sales                           __________              $__________

D. |_|  Repurchases and redemptions     __________              $__________

Debt Securities:

E. |_|  Sales                           __________              $__________

F. |_|  Repurchases and redemptions     __________              $__________


96. Securities of Registrant registered on a National Securities Exchange or listed on NASDAQ:

Title of each class of securities          CUSIP or                     Ticker
---------------------------------         NASDAQ No.                    Symbol
                                          ---------                     ------
A.  |_| ______________________           ___________                    ______

B.  |_| ______________________           ___________                    ______

C.  |_| _______________________          ___________                    ______

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                  --------------------------

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                ----------------------------


FINANCIAL INFORMATION

97.  A.    How many months do the answers to items 97 and 98 cover? ____________ _______ Months

                                                                  For period covered by this form
                                                                          ($000's omitted)
                                                                           --------------
INCOME

     B.    Net interest income ________________________________________________________ $______

     C.    Net dividend income _______________________________________________________  $______

     D.    Account maintenance fees ___________________________________________________ $______

     E.    Net other income ___________________________________________________________ $______

EXPENSES

     F.    Gross advisory fees ________________________________________________________ $______

     G.    Gross administrator(s) fees ________________________________________________ $______
           (Negative answers allowed for 97H through 97S)

     H.    Salaries and other compensation ____________________________________________ $______

     I.    Shareholder servicing agent fees ___________________________________________ $______

     J.    Custodian fees _____________________________________________________________ $______

     K.    Postage ____________________________________________________________________ $______

     L.    Printing expenses __________________________________________________________ $______

     M.    Director's fees ____________________________________________________________ $______

     N.    Registration fees __________________________________________________________ $______

     O.    Taxes ______________________________________________________________________ $______

     P.    Interest ___________________________________________________________________ $______

     Q.    Bookkeeping fees paid to anyone performing this service ____________________ $______

     R.    Auditing fees ______________________________________________________________ $______

     S.    Legal fees _________________________________________________________________ $______

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                  --------------------------

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                ----------------------------

           Expenses (Negative answers                        For period covered
           allowed on this screen for                            by this form
           97T through 97W and 97Z only)                       ($000's omitted)
                                                              ------------------

     T.    Marketing/distribution payments including payments pursuant to a
           Rule 12b-1 plan ________________________________________________________________________ $______

     U.    Amortization of organization expenses __________________________________________________ $______

     V.    Shareholder meeting expenses ___________________________________________________________ $______

     W.    Other expenses _________________________________________________________________________ $______

     X.    Total expenses _________________________________________________________________________ $______

     Y.    Expense reimbursements _________________________________________________________________ $______

     Z.    Net investment income __________________________________________________________________ $_____*

     AA.   Realized capital gains _________________________________________________________________ $______

     BB.   Realized capital losses ________________________________________________________________ $______

     CC.   1.     Net unrealized appreciation during the period ___________________________________ $______

           2.     Net unrealized depreciation during the period ___________________________________ $______

     DD.   Total income dividends for which record date passed during the period __________________ $______

     EE.   Total capital gains distributions for which record date passed during the period _______ $______

98.  Payments per share outstanding during the entire current period:

     A.    Dividends from net investment income ___________________________________________________ $____**

     NOTE:  Show in fractions of a cent if so declared.

     B.    Distributions of capital gains _________________________________________________________ $____**

     C.    Other distributions ____________________________________________________________________ $______

     NOTE:  Show in fractions of a cent if so declared.

 *Negative answer permitted in this field.
** Items 98A and 98B should be of the form mn.nnnn (where n = integer).

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                                                           Page 42, "X" box: |_|

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                  --------------------------

File number 811-
                ----------------------------


                                                              As of the end of
                                                              current reporting
                                                              period (000's
                                                              omitted except for
                                                              per share
                                                              number of
                                                                  Accounts)
                                                              -------------

99.  Assets, liabilities, shareholders' equity:

     A.    Cash __________________________________________________________________________________      $______

     B.    Repurchase agreements _________________________________________________________________      $______

     C.    Short-term debt securities other than repurchase agreements ___________________________      $______

     D.    Long-term debt securities including convertible debt __________________________________      $______

     E.    Preferred, convertible preferred and adjustable rate preferred stock __________________      $______

     F.    Common stock __________________________________________________________________________      $______

     G.    Options on equities ___________________________________________________________________      $______

     H.    Options on all futures ________________________________________________________________      $______

     I.    Other investments _____________________________________________________________________      $______

     J.    Receivables from portfolio instruments sold ___________________________________________      $______

     K.    Receivables from affiliated persons ___________________________________________________      $______

     L.    Other receivables _____________________________________________________________________      $______

     M.    All other assets ______________________________________________________________________      $______

     N.    Total assets __________________________________________________________________________       $______

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For period ending
                  --------------------------

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                ----------------------------



                                                                As of the end of
                                                               current reporting
                                                                 period (000's
                                                              omitted except for
                                                                  per share
                                                                  number of
                                                                  Accounts)
                                                               -----------------

     O.    Payables for portfolio instruments purchased ______________________________________   $______

     P.    Amounts owed to affiliated persons ________________________________________________   $______

     Q.    Senior long-term debt _____________________________________________________________   $______

     R.    All other liabilities _____________________________________________________________   $______

     S.    Senior equity _____________________________________________________________________   $______

     T.    Net assets of common shareholders _________________________________________________   $______

     U.    Number of shares outstanding ______________________________________________________   $______

     V.    Net asset value per share (to nearest cent) _______________________________________   $_____*

     W.    Mark-to-market net asset value per share for money market funds only
           (to four decimals) ________________________________________________________________   $____**

     X.    Total number of shareholder accounts ______________________________________________   $______

     Y.    Total value of assets in segregated accounts ______________________________________   $______

100.       Monthly average net assets during current reporting period ($000's omitted) _______   $______

101.       Market price per share at end of period ___________________________________________   $______

*Net asset value per share must be of the form nnn.nn (where n = integer).
**Value must be of the form nnn.nnnn (where n = integer).

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                                                          Page 44, "X" box:  |_|

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                  --------------------------

File number 811-
                ----------------------------

102. A. Is the Registrant filing any of the following attachments with the current filing of Form N-SAR? ________________________________ _______
                                                                         Y/N

NOTE: If answer is "Y" (Yes), mark those items below being filed as an attachment ____________________________________________________________ _______
                                                                         Y/N

     B.    Matters submitted to a vote of security holders _______________________________   _______

     C.    Policies with respect to security investments _________________________________   _______

     D.    Legal proceedings _____________________________________________________________   _______

     E.    Changes in security for debt __________________________________________________   _______

     F.    Defaults and arrears on senior securities _____________________________________   _______

     G.    Changes in control of Registrant ______________________________________________   _______

     H.    Terms of new or amended securities ____________________________________________   _______

     I.    Revaluation of assets or restatement of capital share account _________________   _______

     J.    Changes in Registrant's certifying accountant _________________________________   _______

     K.    Changes in accounting principles and practices ________________________________   _______

     L.    Mergers _______________________________________________________________________   _______

     M.    Actions required to be reported pursuant to Rule 2a-7 _________________________   _______

     N.    Transactions effected pursuant to Rule 10f-3 __________________________________   _______

     O.    Information required to be filed pursuant to existing exemptive orders ________   _______

Attachment Information (Cont. on Screen 53)

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For period ending
                  --------------------------

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                ----------------------------



Attachment Information (Cont. from Screen 52)

102.  P.1. Exhibits ________________________________________________     _______
                                                                         Y/N

        2. Any information called for by instructions to sub-item 102P2  _______
                                                                         Y/N

        3. Any information called for by instructions to sub-item 102P3  _______
                                                                         Y/N

103. |_| Does the Registrant have any wholly-owned investment company subsidiaries whose operating & financial data are consolidated with that of Registrant in this report? (Y/N) __________________ _______
           [If answer is "N" (No), go to item 80]                        Y/N

           [If answer is "N" (No), go to item 105]

104. |_| List the "811" numbers and names of Registrant's wholly-owned investment company subsidiaries consolidated in this report.

811 Number        Subsidiary Name_______________________________________________

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                  --------------------------

File number 811-
                ----------------------------

ANNUAL SUPPLEMENT

Page 53 is to be filed only once each year at the end of Registrant's fiscal year.

105. Fidelity bond(s) in effect at the end of the period:

     A.    |_| Insurer Name:

     B.    |_| Second Insurer:

     C. |_| Aggregate face amount of coverage for Registrant on all bonds on which it is named as an insured ($000's omitted): ______ $______

106. A.    |_| Is the bond part of a joint fidelity bond(s) shared with other investment companies or other entities?_________________  _______
                                                                         Y/N

     B. |_| If the answer to 106A is "Y" (Yes), how many other investment companies or other entities are covered by the bond? ___ _______

NOTE:      Count each series as a separate investment company.

107. A.    |_| Does the mandatory coverage of the fidelity bond have a
               deductible? ____________________________________________  _______
                                                                         Y/N

     B. |_| If the answer to 107A is "Y" (Yes), what is the amount of the deductible? ____________________________________________ $______

108. A.    |_| Were any claims with respect to this Registrant filed under the bond during the period? ________________________________  _______
                                                                         Y/N

     B. |_| If the answer to 108A is "Y" (Yes), what was the total amount of such claims(s)?_________________________________________ $______

109. A.    |_| Were any losses incurred with respect to this Registrant that could have been filed as a claim under the fidelity bond but were not? ___________________________________________________ _______
                                                                         Y/N

     B. |_| If the answer to sub-item 108A is "Y" (Yes), what was the total amount of such losses? ($000's omitted) ________________ $______

110. A.    |_| Are Registrant's officers and directors covered as officers and directors of Registrant under any errors and omissions insurance policy owned by the Registrant or anyone else? _________ _______
                                                                         Y/N

     B.    |_| Were any claims filed under such policy during the period with
               respect to Registrant?                                    _______
                                                                         Y/N

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                                                           Page 47, "X" box: |_|

For period ending     12/31/00

File number 811-08833
            ---------


UNIT INVESTMENT TRUSTS


111.   A.  |_| Depositor Name:    Western Reserve Life Assurance Company of Ohio
                                  ----------------------------------------------

       B.  |_| File Number (If any):
                                        -----------------

       C.  |_| City: Largo        State: FL  Zip Code: 33770    Zip Ext.:
                     -------------       ---           ------            -------

           |_| Foreign Country:                Foreign Postal Code:
                               ---------------                     -------------


111.   A.  |_| Depositor Name:
                                  ----------------------------------------------

       B.  |_| File Number (If any):
                                        -----------------

       C.  |_| City:              State:     Zip Code:          Zip Ext.:
                      ------------      ---           -------            -------

           |_| Foreign Country:                Foreign Postal Code:
                                   -----------                     -------------


112.   A.  |_| Sponsor Name:   Western Reserve Life Assurance Company of Ohio
                               -------------------------------------------------

       B.  |_| File Number (If any):
                                        -----------------

       C.  |_| City:  Largo       State: FL  Zip Code: 33770    Zip Ext.:
                      ------------       ---           ------            -------

           |_| Foreign Country:                Foreign Postal Code:
                                   ------------                    -------------


112.   A.  |_| Sponsor Name:
                               -------------------------------------------------

       B.  |_| File Number (If any):
                                        -----------------

       C.  |_| City:              State:     Zip Code:          Zip Ext.:
                      ------------      ---           -------            -------

           |_| Foreign Country:                Foreign Postal Code:
                                   ------------                    -------------

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File number 811-08833
            ---------


113.   A.  |_|   Trustee Name:
                                  ----------------------------------------------
       B.  |_|   City:            State:     Zip Code:          Zip Ext.:
                        ----------       ---          --------           -------

           |_|   Foreign Country:              Foreign Postal Code:
                                  -------------                    -------------


113.   A.  |_|   Trustee Name:
                                  ----------------------------------------------

       B.  |_|   City:            State:     Zip Code:          Zip Ext.:
                        ----------      ---           -------            -------

           |_|   Foreign Country:              Foreign Postal Code:
                                  -------------                    -------------


114.   A.  |_|   Principal Underwriter Name:  AFSG Securities Corporation
                                              ----------------------------------

       B.  |_|   File Number 8-
                                   ------------------------

       C.  |_|   City: Cedar Rapids State:   IA  Zip Code: 54299  Zip Ext.:
                       ------------          ---           ------          -----

           |_|   Foreign Country:               Foreign Postal Code:
                                  --------------                      ----------


114.   A.  |_|   Principal Underwriter Name:
                                                --------------------------------

       B.  |_|   File Number 8-
                                   ------------------------

       C.  |_|   City:             State:    Zip Code:           Zip Ext.:
                      -----------        ---           ---------          ------

           |_|   Foreign Country:              Foreign Postal Code:
                                 --------------                    -------------


115.   A.  |_|   Independent Public Accountant Name:   Ernst & Young
                                                       -------------------------

       B.  |_|   City: Des Moines  State: Iowa  Zip Code: 50309   Zip Ext.:
                       -----------        -----           ------           -----

           |_|   Foreign Country:              Foreign Postal Code:
                                 --------------                    -------------

115.   A.  |_|   Independent Public Accountant Name:
                                                        ------------------------

       B.  |_|   City:            State:     Zip Code:          Zip Ext.:
                      -----------       ---           ---------          -------

           |_|   Foreign Country:              Foreign Postal Code:
                                 --------------                    -------------

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For period ending 12/31/00
                  --------------

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                ----------------

116.   Family of investment companies information:

       A.  |_|  Is Registrant part of a family of investment companies?
                (Y/N)                                                      No
                     --------------------------------------------------  -------
                                                                         Y/N
       B. |_| Identify the family in 10 letters: __ __ __ __ __ __ __ __ __ __ (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)


117.   A.  |_|  Is Registrant a separate account of an insurance company?
                (Y/N)                                                    Yes
                     --------------------------------------------------  -------
                                                                         Y/N
       If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

       B.  |_|  Variable annuity contracts? (Y/N)                        No
                                                 ----------------------  -------
                                                                         Y/N

       C.  |_|  Scheduled premium variable life contracts? (Y/N)         No
                                                                -------  -------
                                                                         Y/N

       D.  |_|  Flexible premium variable life contracts? (Y/N)          Yes
                                                               --------  -------
                                                                         Y/N
       E.  |_|  Other types of insurance products registered under the
                Securities Act of 1933? (Y/N)                            No
                                             --------------------------  -------
                                                                         Y/N

118.   |_|   State the number of series existing at the end of the period that had securities registered under the Securities Act of
             1933                                                        1
                 ------------------------------------------------------  -------

119.   |_|   State the number of new series for which registration
             statements under the Securities Act of 1933 became
             effective during the period                                 0
                                        -------------------------------  -------


120.   |_|   State the total value of the portfolio securities on the
             date of deposit for the new series included in item 119
            ($000's omitted)                                             $
                            -------------------------------------------  -------


121.   |_|   State the number of series for which a current prospectus was
             in existence at the end of the period.                      1
                                                   --------------------  -------


122.   |_|   State the number of existing series for which additional
             units were registered under the Securities Act of 1933
             during the current period                                   1
                                      ---------------------------------  -------

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                   -------- -----------

File number 811-08833
                -----------------------

123.  |_|  State the total value of the additional units considered in answering
           item 122 ($000's) omitted.                                    $10,683
                                     ----------------------------------  -------

124.  |_|  State the total value of units of prior series that were
           placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they
           were placed in the subsequent series) ($000's omitted)        $0
                                                                 ------  -------

125.  |_|  State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
           of units of all series of Registrant ($000's omitted)         $0
                                                                -------  -------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
           series.) ($000's omitted)                                     $0
                                    -----------------------------------  -------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of
           NAV) in each type of security shown, the aggregate total assets at market value as of the date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding
           distributions of realized gains, if any):                     $
                                                    -------------------  -------


                                                                   Number of     Total Assets        Total Income
                                                                    Series         ($000's           Distributions
                                                                   Investing       omitted)        ($000's omitted)
                                                                   ---------     ------------      ----------------

A.       U.S. Treasury direct issue                               ________     $____________      $____________

B.       U.S. Government agency                                   ________     $____________      $____________

C.       State and municipal tax-free                             ________     $____________      $____________

D.       Public utility debt                                      ________     $____________      $____________

E.       Brokers or dealers debt or
         debt of brokers' or dealers' parent                      ________     $____________      $____________

F.       All other corporate intermed. & long-term debt           ________     $____________      $____________

G.       All other corporate short-term debt                      ________     $____________      $____________

H.       Equity securities of brokers or dealers
         or parents of brokers or dealers                         ________     $____________      $____________

I.       Investment company equity securities                     ________     $____________      $____________

J.       All other equity securities                              ___1____     $7,351..______     $45_________

K.       Other securities                                         ________     $____________      $____________

L.       Total assets of all series of registrant                 ________     $____________      $____________


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                                                           Page 51, "X" box: |_|
For period ending 12/31/00
                  ----------------

File number 811-08833
                ------------------


128.   |_| Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the
           issuer? (Y/N)                                                 N
                        -----------------------------------------------  -------
                                                                         Y/N
           [If answer is "N" (No), go to item 131.]

129.   |_| Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                ---------------------------------------  -------
                                                                         Y/N
           [If answer is "N" (No), go to item 131.]

130.   |_| In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                          -----------------------------  -------
                                                                         Y/N

131.       Total expenses incurred by all series of Registrant during the
           current reporting period ($000's omitted)                     $107
                                                    -------------------  -------

132.   |_| List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

           811-        811-        811-         811-        811-

           811-        811-        811-         811-        811-

           811-        811-        811-         811-        811-

           811-        811-        811-         811-        811-

           811-        811-        811-         811-        811-

           811-        811-        811-         811-        811-

           811-        811-        811-         811-        811-

           811-        811-        811-         811-        811-

           811-        811-        811-         811-        811-


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